LOAN PAYABLES (Details) - USD ($)		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Short-term loans	[1]
Long-term loans	[1]
Shanghai Muliang Industrial Corp. [Member]
Short-term loans		$ 849,885	$ 10,707,476	$ 5,474,313
Long-term loans		6,767,604	3,406,044	$ 2,446,076
Pro Forma Combined [Member]
Short-term loans		849,885
Long-term loans		$ 6,767,604
Pro Forma Adjustments [Member]
Short-term loans
Long-term loans
M & A Holding Corp. [Member]
Short-term loans
Long-term loans
LoanPayableToAgriculturalBankofChina4Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 786,931	$ 814,531
Interest Rate on Loan payable		6.00%	6.00%
Loan payable to Shanghai Jinshan Limin Micro Credit Co. Ltd | Shanghai Muliang Industrial Corp. [Member]
Short-term loans			$ 814,531
Interest Rate on Loan payable			20.00%
LoanPayableToRushanCityRuralCreditUnion1Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans			$ 553,881	$ 572,794
Interest Rate on Loan payable			8.97%	8.97%
LoanPayableToAgriculturalBankofChina12Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 157,386
Interest Rate on Loan payable		5.00%
Loan payable to Nanjing Julong Equity Investment Fund Management Co., Ltd | Shanghai Muliang Industrial Corp. [Member]
Short-term loans			$ 5,827,375
Interest Rate on Loan payable			20.20%
LoanPayableToAgriculturalBankofChina3Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 786,931	$ 814,531
Interest Rate on Loan payable		6.00%	6.00%
LoanPayableToAgriculturalBankofChina2Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 472,158	$ 488,719
Interest Rate on Loan payable		6.00%	6.00%
Loan payable to Beijing Andexun Investment Advisory Co., Ltd., | Shanghai Muliang Industrial Corp. [Member]
Short-term loans			$ 795,471
LoanPayableToAgriculturalBankofChina5Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 1,259,089
Interest Rate on Loan payable		6.00%
LoanPayableToAgriculturalBankofChina11Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 94,432
Interest Rate on Loan payable		5.55%
Loan payable to Shanghai Siding Equity Investment Fund Management LLP | Shanghai Muliang Industrial Corp. [Member]
Short-term loans			$ 550,216
Interest Rate on Loan payable			16.32%
LoanPayableToAgriculturalBankofChina1Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans			$ 325,813
Interest Rate on Loan payable			6.00%
LoanPayableToWuhanSidingEquityInvestmentFundManagementLLPLoan payable to Wuhan Siding Equity Investment Fund Management LLP | Shanghai Muliang Industrial Corp. [Member]
Short-term loans			$ 2,517,879
Interest Rate on Loan payable			16.32%
LoanPayableToAgriculturalBankofChina10Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 692,499
Interest Rate on Loan payable		5.55%
Loan payable to Beijing Changlong Yuntong Equity Investment Fund Management Co., Ltd., | Shanghai Muliang Industrial Corp. [Member]
Short-term loans			$ 5,702
Interest Rate on Loan payable			16.32%
Loan payable to Rushan City Rural Credit Union | Shanghai Muliang Industrial Corp. [Member]
Short-term loans		$ 535,112
Interest Rate on Loan payable		8.97%
Loan payable to Shanghai Luojin Construction Co. Ltd. | Shanghai Muliang Industrial Corp. [Member]
Short-term loans			$ 130,325
Loan payable to Agricultural Bank of China | Shanghai Muliang Industrial Corp. [Member]
Short-term loans		$ 314,773
Interest Rate on Loan payable		6.00%
LoanPayableToAgriculturalBankofChina9Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 629,545
Interest Rate on Loan payable		5.75%
Loan payable to Shanghai Lumeila Solid Waste Recycle Engineering Co. Ltd | Shanghai Muliang Industrial Corp. [Member]
Short-term loans			$ 65,977	$ 66,280
LoanPayableToAgriculturalBankofChina6Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 1,101,703
Interest Rate on Loan payable		6.00%
LoanPayableToAgriculturalBankofChina8Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 314,772
Interest Rate on Loan payable		5.75%
LoanPayableToAgriculturalBankofChina7Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans		$ 472,158
Interest Rate on Loan payable		5.75%
Loan payable to Shanghai Balunzhi Equity Investment Fund Management Co., Ltd | Shanghai Muliang Industrial Corp. [Member]
Long-term loans			$ 408,569
Interest Rate on Loan payable			20.65%
Loan payable to Shanghai Jinshan Limin Micro Credit Co. Ltd. | Shanghai Muliang Industrial Corp. [Member]
Short-term loans				$ 4,664,179
Interest Rate on Loan payable				20.00%
Loan payable to a third party individual, Mr. Yajun Peng | Shanghai Muliang Industrial Corp. [Member]
Short-term loans				$ 31,950
Loan payable to a third party individual, Mr. Dongwei Wang | Shanghai Muliang Industrial Corp. [Member]
Short-term loans				490,969
Loan payable to Beijing Anderson Investment Advisory Co., Ltd | Shanghai Muliang Industrial Corp. [Member]
Short-term loans				163,656
LoanPayableToShanghaiJinshanLiminMicroCreditCoLtd2Member | Shanghai Muliang Industrial Corp. [Member]
Short-term loans				$ 57,279
Interest Rate on Loan payable				20.00%
LoanPayableToBeijingAndexunInvestmentAdvisoryCoLtd1Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans				$ 782,682
LoanPayableToNanjingJulongEquityInvestmentFundManagementCoLtd2Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans				$ 610,271
Interest Rate on Loan payable				20.20%
LoanPayableToShanghaiSidingEquityInvestmentFundManagementLLP2Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans				$ 91,647
Interest Rate on Loan payable				16.32%
Loan payable to Wuhan Siding Equity Investment Fund Management LLP | Shanghai Muliang Industrial Corp. [Member]
Long-term loans				$ 252,029
Interest Rate on Loan payable				16.32%
LoanPayableToBeijingChanglongYuntongEquityInvestmentFundManagementCoLtd2Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans				$ 5,728
Interest Rate on Loan payable				16.32%
LoanPayableToShanghaiLuojinConstructionCoLtd1Member | Shanghai Muliang Industrial Corp. [Member]
Long-term loans				$ 130,925

[1]	The balance sheets of Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd. are presented as one combined entity for pro forma purposes as these are essentially non-operating holding companies with minimal assets, liabilities and equity.